Intangible assets, net - Net intangible assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)
Intangible assets, net
Intangible assets	$ 78,370	$ 66,927
Less: accumulated amortization	(34,476)	(24,236)
Less: impairment	(3,513)	(487)
Intangible assets, net	40,381	42,204
Software
Intangible assets, net
Intangible assets	23,923	22,406
Distribution and licensing rights
Intangible assets, net
Intangible assets	34,176	25,248
Trademark
Intangible assets, net
Intangible assets	40	37
Patent
Intangible assets, net
Intangible assets	380	362
Developed technology
Intangible assets, net
Intangible assets	$ 19,851	$ 18,874	¥ 138,569	$ 19,315